Stock Option Plans (Stock-based Compensation and Related Tax Benefit) (Details) (Stock Options [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 811	$ 948	$ 1,082
Tax benefit associated with compensation expense	$ 173	$ 169	$ 171